CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 26,000	$ 45,833	$ 46,023
Patents, amortization	$ 495,745	$ 467,102	$ 421,181
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	30,000,000,000	30,000,000,000	20,000,000,000
Common stock, shares issued (in shares)	19,678,916,809	18,102,583,473	4,759,161,650
Common stock, shares outstanding (in shares)	19,678,916,809	18,102,583,473	4,759,161,650
Previously Reported
Allowance for doubtful accounts		$ 45,883
Common stock, shares authorized (in shares)		20,000,000,000
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	750,000	750,000	750,000
Preferred stock, shares issued (in shares)	48,100	48,100	48,100
Preferred stock, shares outstanding (in shares)	48,100	48,100	48,100
Preferred stock, liquidation preference	$ 789,241	$ 752,765	$ 703,863